CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowances	$ 36,396	$ 24,577
Series B preferred stock, par value	$ 0.001	$ 0.001
Series B preferred stock, liquidation preference	$ 709,763	$ 709,763
Series B preferred stock, shares authorized	2,300	2,300
Series B preferred stock, shares issued	2,065	2,065
Series B preferred stock, shares outstanding	1,774	1,774
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000	200,000
Common stock, shares issued	88,576	87,647
Common stock, shares outstanding	80,897	79,968
Treasury stock, shares	7,679	7,679